Junior Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Summary Of The Company's Junior Subordinated Debentures

			Junior Subordinated						Earliest
	Common	Trust Preferred	Debentures		Rate	Contractual rate	Issue	Maturity	Redemption
(Dollars in thousands)	Securities	Securities	2011	2010	Structure	at 12/31/11	Date	Date	Date
Wintrust Capital Trust III	$774	$25,000	$25,774	$25,774	L+3.25	3.65%	04/2003	04/2033	04/2008
Wintrust Statutory Trust IV	619	20,000	20,619	20,619	L+2.80	3.38%	12/2003	12/2033	12/2008
Wintrust Statutory Trust V	1,238	40,000	41,238	41,238	L+2.60	3.18%	05/2004	05/2034	06/2009
Wintrust Capital Trust VII	1,550	50,000	51,550	51,550	L+1.95	2.50%	12/2004	03/2035	03/2010
Wintrust Capital Trust VIII	1,238	40,000	41,238	41,238	L+1.45	2.03%	08/2005	09/2035	09/2010
Wintrust Captial Trust IX	1,547	50,000	51,547	51,547	L+1.63	2.18%	09/2006	09/2036	09/2011
Northview Capital Trust I	186	6,000	6,186	6,186	L+3.00	3.43%	08/2003	11/2033	08/2008
Town Bankshares Capital Trust I	186	6,000	6,186	6,186	L+3.00	3.43%	08/2003	11/2033	08/2008
First Northwest Capital Trust I	155	5,000	5,155	5,155	L+3.00	3.58%	05/2004	05/2034	05/2009

Total			$249,493	$249,493		2.73%